Supplemental Guarantor Financial Information (Condensed Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Net income (loss)		$ 1,039,516	$ 1,177,172		$ 808,498
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,791,336	1,843,003		1,282,228
Asset impairment		81,607	16,335		21,828
Amortization of debt issuance costs and debt discount		55,768	45,582		86,184
Amortization of lease premium intangibles		19,836	23,042		17,967
Amortization of fair value adjustments on debt		(335,998)	(442,972)		(330,924)
Accretion of fair value adjustments on deposits and maintenance liabilities		55,210	76,246		71,806
Maintenance rights write off	[1]	652,111	628,643		130,806
Maintenance liability release to income		(421,332)	(243,809)		(92,296)
Net gain on sale of assets		(138,522)	(183,328)		(37,497)
Deferred income taxes		161,340	110,353		115,859
Restructuring related expenses		33,588	49,311
Other		121,700	90,074		102,139
Net cash provided by operating activities		3,381,232	3,360,040		2,313,674
Purchase of flight equipment		(2,892,731)	(2,772,110)		(2,088,444)
Proceeds from sale or disposal of assets		2,366,242	1,568,235		569,633
Prepayments on flight equipment		(947,419)	(791,546)		(458,174)
Acquisition of ILFC, net of cash acquired					(195,311)
Collections of finance and sales-type leases		74,207	54,975		40,983
Movement in restricted cash		90,267	297,941		282,523
Other		(21,678)	(73,400)	[2]
Net cash used in investing activities		(1,331,112)	(1,715,905)		(1,848,790)
Issuance of debt		3,642,166	3,913,840		5,411,602
Repayment of debt		(5,213,724)	(4,043,743)		(4,826,775)
Debt issuance costs paid		(34,687)	(49,417)		(134,963)
Maintenance payments received		794,711	776,488		561,558
Maintenance payments returned		(505,407)	(558,477)		(286,041)
Security deposits received		201,970	171,408		107,332
Security deposits returned		(270,575)	(144,445)		(98,656)
Repurchase of shares and tax withholdings on share-based compensation		(1,021,119)	(793,945)	[3]
Net cash (used in) provided by financing activities		(2,417,166)	(728,291)		734,057
Net (decrease) increase in cash and cash equivalents		(367,046)	915,844		1,198,941
Effect of exchange rate changes		(605)	(3,115)		(4,086)
Cash and cash equivalents at beginning of period		2,403,098	1,490,369		295,514
Cash and cash equivalents at end of period		2,035,447	2,403,098		1,490,369
AerCap Aviation Notes [Member]
Net income (loss)		1,040,000	1,177,000		808,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,791,000	1,843,000		1,282,000
Asset impairment		82,000	16,000		22,000
Amortization of debt issuance costs and debt discount		56,000	46,000		86,000
Amortization of lease premium intangibles		20,000	23,000		18,000
Amortization of fair value adjustments on debt		(336,000)	(443,000)		(331,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		55,000	76,000		72,000
Maintenance rights write off		652,000	629,000		131,000
Maintenance liability release to income		(421,000)	(244,000)		(92,000)
Net gain on sale of assets		(139,000)	(183,000)		(38,000)
Net (gain) loss on sale of assets					(37,000)
Deferred income taxes		161,000	110,000		116,000
Restructuring related expenses		34,000	49,000
Other		122,000	90,000		102,000
Cash flow from operating activities before changes in working capital		3,117,000	3,189,000		2,177,000
Working capital		264,000	171,000		137,000
Net cash provided by operating activities		3,381,000	3,360,000		2,314,000
Purchase of flight equipment		(2,893,000)	(2,772,000)		(2,090,000)
Proceeds from sale or disposal of assets		2,367,000	1,568,000		570,000
Prepayments on flight equipment		(947,000)	(792,000)		(458,000)
Acquisition of ILFC, net of cash acquired					(195,000)
Collections of finance and sales-type leases		74,000	55,000		41,000
Movement in restricted cash		90,000	298,000		282,000
Other		(22,000)	(73,000)
Net cash used in investing activities		(1,331,000)	(1,716,000)		(1,850,000)
Issuance of debt		3,642,000	3,914,000		5,412,000
Repayment of debt		(5,214,000)	(4,044,000)		(4,827,000)
Debt issuance costs paid		(35,000)	(49,000)		(135,000)
Maintenance payments received		796,000	776,000		562,000
Maintenance payments returned		(505,000)	(558,000)		(286,000)
Security deposits received		202,000	171,000		107,000
Security deposits returned		(271,000)	(144,000)		(99,000)
Dividends paid		(11,000)
Repurchase of shares and tax withholdings on share-based compensation		(1,021,000)	(794,000)
Net cash (used in) provided by financing activities		(2,417,000)	(728,000)		734,000
Net (decrease) increase in cash and cash equivalents		(367,000)	916,000		1,198,000
Effect of exchange rate changes		(1,000)	(3,000)		(4,000)
Cash and cash equivalents at beginning of period		2,403,000	1,490,000		296,000
Cash and cash equivalents at end of period		2,035,000	2,403,000		1,490,000
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Net income (loss)		1,047,000	1,179,000		810,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(1,094,000)	(1,262,000)		(882,000)
Amortization of debt issuance costs and debt discount			1,000		3,000
Deferred income taxes		(7,000)	(28,000)
Other		63,000	64,000		43,000
Cash flow from operating activities before changes in working capital		9,000	(46,000)		(26,000)
Working capital		1,002,000	846,000		163,000
Net cash provided by operating activities		1,011,000	800,000		137,000
Proceeds from sale or disposal of assets					21,000
Net cash used in investing activities					21,000
Issuance of debt			300,000		75,000
Repayment of debt			(300,000)		(225,000)
Repurchase of shares and tax withholdings on share-based compensation		(1,021,000)	(794,000)
Net cash (used in) provided by financing activities		(1,021,000)	(794,000)		(150,000)
Net (decrease) increase in cash and cash equivalents		(10,000)	6,000		8,000
Effect of exchange rate changes			1,000		(1,000)
Cash and cash equivalents at beginning of period		14,000	7,000
Cash and cash equivalents at end of period		4,000	14,000		7,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Net income (loss)		(15,000)	(15,000)		(20,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and debt discount		1,000	1,000		1,000
Deferred income taxes		(5,000)	(5,000)
Cash flow from operating activities before changes in working capital		(19,000)	(19,000)		(19,000)
Working capital		19,000	19,000		19,000
AerCap Aviation Notes [Member] | AerCap Ireland Ltd. [Member]
Net income (loss)		979,000	1,072,000		700,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(867,000)	(1,088,000)		(869,000)
Dividends received					12,000
Depreciation and amortization		64,000	52,000		9,000
Amortization of debt issuance costs and debt discount		2,000	9,000
Accretion of fair value adjustments on deposits and maintenance liabilities		1,000	1,000
Maintenance rights write off		23,000	7,000
Maintenance liability release to income		(19,000)	(4,000)
Net gain on sale of assets			(14,000)		(10,000)
Net (gain) loss on sale of assets					(10,000)
Deferred income taxes		16,000	(2,000)		93,000
Other		(20,000)	26,000		7,000
Cash flow from operating activities before changes in working capital		179,000	59,000		(58,000)
Working capital		(380,000)	537,000		1,131,000
Net cash provided by operating activities		(201,000)	596,000		1,073,000
Purchase of flight equipment		(299,000)	(299,000)		(1,198,000)
Proceeds from sale or disposal of assets		142,000	94,000		737,000
Prepayments on flight equipment					(2,000)
Collections of finance and sales-type leases			3,000
Movement in restricted cash		9,000	(11,000)		1,000
Other		(22,000)
Net cash used in investing activities		(170,000)	(213,000)		(462,000)
Issuance of debt					43,000
Repayment of debt		(9,000)	(8,000)		(10,000)
Debt issuance costs paid		(2,000)	(1,000)
Maintenance payments received		38,000	19,000		26,000
Maintenance payments returned		(30,000)	(20,000)
Security deposits received		20,000	20,000		9,000
Security deposits returned		(3,000)	(7,000)		(2,000)
Net cash (used in) provided by financing activities		14,000	3,000		66,000
Net (decrease) increase in cash and cash equivalents		(357,000)	386,000		677,000
Effect of exchange rate changes		(1,000)	(9,000)		(1,000)
Cash and cash equivalents at beginning of period		1,193,000	816,000		140,000
Cash and cash equivalents at end of period		835,000	1,193,000		816,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Net income (loss)		1,102,000	1,275,000		900,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(112,000)	16,000		169,000
Depreciation and amortization		1,727,000	1,791,000		1,273,000
Asset impairment		82,000	16,000		22,000
Amortization of debt issuance costs and debt discount		53,000	35,000		82,000
Amortization of lease premium intangibles		20,000	23,000		18,000
Amortization of fair value adjustments on debt		(336,000)	(443,000)		(331,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		54,000	75,000		72,000
Maintenance rights write off		629,000	622,000		131,000
Maintenance liability release to income		(402,000)	(240,000)		(92,000)
Net gain on sale of assets		(139,000)	(169,000)		(28,000)
Net (gain) loss on sale of assets					(27,000)
Deferred income taxes		157,000	145,000		23,000
Restructuring related expenses		34,000	49,000
Other		79,000			52,000
Cash flow from operating activities before changes in working capital		2,948,000	3,195,000		2,292,000
Working capital		(377,000)	(1,231,000)		(1,176,000)
Net cash provided by operating activities		2,571,000	1,964,000		1,116,000
Purchase of flight equipment		(2,594,000)	(2,473,000)		(892,000)
Proceeds from sale or disposal of assets		2,225,000	1,474,000		(188,000)
Prepayments on flight equipment		(947,000)	(792,000)		(456,000)
Acquisition of ILFC, net of cash acquired					(195,000)
Collections of finance and sales-type leases		74,000	52,000		41,000
Movement in restricted cash		81,000	309,000		281,000
Other			(73,000)
Net cash used in investing activities		(1,161,000)	(1,503,000)		(1,409,000)
Issuance of debt		3,642,000	3,614,000		5,294,000
Repayment of debt		(5,205,000)	(3,736,000)		(4,592,000)
Debt issuance costs paid		(33,000)	(48,000)		(135,000)
Maintenance payments received		758,000	757,000		536,000
Maintenance payments returned		(475,000)	(538,000)		(286,000)
Security deposits received		182,000	151,000		98,000
Security deposits returned		(268,000)	(137,000)		(97,000)
Dividends paid		(11,000)			(12,000)
Net cash (used in) provided by financing activities		(1,410,000)	63,000		806,000
Net (decrease) increase in cash and cash equivalents			524,000		513,000
Effect of exchange rate changes			5,000		(2,000)
Cash and cash equivalents at beginning of period		1,196,000	667,000		156,000
Cash and cash equivalents at end of period		1,196,000	1,196,000		667,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Net income (loss)		(2,073,000)	(2,334,000)		(1,582,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		$ 2,073,000	$ 2,334,000		1,582,000
Dividends received					(12,000)
Cash flow from operating activities before changes in working capital					(12,000)
Net cash provided by operating activities					(12,000)
Dividends paid					12,000
Net cash (used in) provided by financing activities					$ 12,000

[1]	(a) Maintenance rights write off consisted of the following:EOL and MR contract maintenance rights expense$ 381,637$ 348,366 $ 54,507 EOL contract maintenance rights write off due to cash receipt 96,503 118,438 27,570 MR contract maintenance rights write off due to maintenance liability release 173,971 161,839 48,729 Maintenance rights write off$ 652,111$ 628,643 $ 130,806
[2]	Relates to the settlement of three asset value guarantees during the year ended December 31, 2015. Refer to Note 30-Commitments and contingencies.
[3]	Includes the Share Repurchase from AIG and $11.2 million of related expenses. Refer to Note 18-Equity and Note 29-Related party transactions for further details.